Debt (Details Narrative) - USD ($)																											1 Months Ended			2 Months Ended		3 Months Ended	12 Months Ended
	Dec. 15, 2025	Nov. 04, 2025	Oct. 13, 2025	Oct. 06, 2025	Sep. 12, 2025	Jul. 23, 2025	Jun. 30, 2025	Jun. 27, 2025	May 09, 2025	Jan. 30, 2025	Dec. 12, 2024	Sep. 24, 2024	Sep. 19, 2024	Sep. 13, 2024	Aug. 16, 2024	May 22, 2024	May 03, 2024	Apr. 18, 2024	Mar. 26, 2024	Feb. 09, 2024	Feb. 05, 2024	Dec. 14, 2023	Dec. 13, 2023	Nov. 16, 2023	Sep. 13, 2023	Aug. 30, 2023	Oct. 14, 2025	Sep. 30, 2025	Feb. 29, 2024	Dec. 11, 2025	Oct. 22, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2025	Oct. 08, 2025
Debt Instrument [Line Items]
Aggregate principal amount																					$ 4,500,000
Share issued, value																																	$ 329,996	$ 784,943
Common stock, value, issued																																	1,055	82
Repayments of convertible debt																																	$ 4,514,664	$ 750,000
Common stock, par value																																	$ 0.0001	$ 0.0001
Shares issued																																	10,546,333
Loss on debt extinguishment																																	$ 4,488,627	$ 680,762
Exercise price adjustment																												$ 2.50
June 3i Note [Member] | 3i, LP [Member]
Debt Instrument [Line Items]
Debt																															$ 1,419,698
August 3i Note [Member] | 3i, LP [Member]
Debt Instrument [Line Items]
Debt																											$ 1,411,667
October 3i Note [Member] | 3i, LP [Member]
Debt Instrument [Line Items]
Debt																														$ 1,676,667
March Agile Note [Member]
Debt Instrument [Line Items]
Outstanding principal balance	$ 1,839,432
Private Placement Warrants [Member]
Debt Instrument [Line Items]
Warrants issued																																	393,231
Gem Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																					1,000,000.0
Cash agreed to pay																					1,200,000
Monthly installments																					$ 100,000
Aggregate principal amount																													$ 1,200,000
Shares issuable under the terms of promissory note																					200,000
Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate										18.00%
Repayments of convertible debt										$ 1,000,000
Convertible promissory note, payment premium percentage										4.00%
Minimum redemption notice period										10 days
Gem Term Sheet [Member] | Gem Agreement [Member]
Debt Instrument [Line Items]
Shares issuable under the terms of promissory note																						$ 2,000,000.0
Convertible debenture maturity period																						5 years
Coupon rate																						0.00%
Commitment fee expense																						$ 2,000,000.0
Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																																		2,000,000
Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																		$ 1,000,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Cash proceeds from issuance of convertible notes																						1,800,000
Debt discount upon issuance																						200,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																						$ 2,000,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																						0.00%
Maturity date																						Jan. 17, 2025
Repayments of convertible debt																$ 1,000,000
Debt instrument, increase in interest rate																						18.00%
Conversion rate percentage of common stock outstanding																						9.99%
Conversion rate percentage of common stock outstanding																						10.00%
Percentage of repayment of convertible debt, amount																10.00%
Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																			$ 1,500,000		$ 1,000,000
Cash proceeds from issuance of convertible notes																			1,250,000		900,000
Debt discount upon issuance																			$ 250,000		100,000
Yorkville Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Increased principal amount agreed to advance																					$ 1,000,000
Original Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Repayments of convertible debt																	$ 2,000,000
Debt instrument, offering date																	Jun. 02, 2024
Amended Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount																$ 750,000
Cash proceeds from issuance of convertible notes																75,000
Redemption premium amount																75,000
Debt Instrument, Face Amount																$ 35,040
Purchase Agreement [Member] | Private Placement Warrants [Member] | 3i, LP [Member]
Debt Instrument [Line Items]
Warrants issued								21,212
Maximum [Member] | Share Purchase Agreement [Member] | Gem Agreement [Member]
Debt Instrument [Line Items]
Common stock, value, issued																						$ 100,000,000
Maximum [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount																						$ 3,500,000
Minimum [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate										0.00%
Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Common stock price per share			$ 2.95	$ 3.08
Common stock shares issued			65,000	115,000
Aggregate gross proceeds from offering			$ 191,477	$ 354,074
Shares issued																																			65,000	115,000
Common Class A [Member] | June 3i Note [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued																															616,450
Common Class A [Member] | August 3i Note [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued																											617,656
Common Class A [Member] | October 3i Note [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued																														1,331,675
Common Class A [Member] | March Agile Note [Member]
Debt Instrument [Line Items]
Aggregate share issued	232,786
Aggregate reductions of in outstanding balance debt	$ 284,000
Common Class A [Member] | Gem Agreement [Member]
Debt Instrument [Line Items]
Shares issuable under the terms of promissory note																																	$ 215,057
Shares issuable under the terms of promissory note																																		19,000
Common Class A [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Conversion price										$ 20.00
Common stock, par value										$ 0.0001
Common Class A [Member] | Conversion of 7Gc Promissory Notes [Member] | Sponsor [Member]
Debt Instrument [Line Items]
Share issued																				17,813
Common Class A [Member] | Gem Term Sheet [Member] | Gem Agreement [Member] | Gem Warrant [Member]
Debt Instrument [Line Items]
Percentage of right to convert warrant to common shares																						3.00%
Common Class A [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Conversion of stock shares converted																																		27,538
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Common stock price per share																						$ 5,000
Common stock, par value																						$ 0.0001
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Conversion of stock shares converted																																		2,891
Common Class A [Member] | Original Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Redemption premium amount																	$ 200,000
Common stock price per share																	$ 0.0001
Common Class A [Member] | Amended Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Common stock shares issued																1,200
Common Class A [Member] | Maximum [Member] | June 3i Note [Member]
Debt Instrument [Line Items]
Conversion price																															$ 2.58
Common Class A [Member] | Maximum [Member] | August 3i Note [Member]
Debt Instrument [Line Items]
Conversion price																											$ 2.42
Common Class A [Member] | Maximum [Member] | October 3i Note [Member]
Debt Instrument [Line Items]
Conversion price																														$ 2.50
Common Class A [Member] | Minimum [Member] | June 3i Note [Member]
Debt Instrument [Line Items]
Conversion price																															$ 1.91
Common Class A [Member] | Minimum [Member] | August 3i Note [Member]
Debt Instrument [Line Items]
Conversion price																											$ 1.91
Common Class A [Member] | Minimum [Member] | October 3i Note [Member]
Debt Instrument [Line Items]
Conversion price																														$ 1.03
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 3,500,000
Cash proceeds from issuance of convertible notes										3,140,000
Debt discount upon issuance										350,000
Debt issuance costs										$ 10,000
Alco August Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount																										$ 150,000
Debt instrument, interest rate																										8.00%
Maturity date																										Apr. 29, 2024
Interest expense																																		$ 11,284
Interest expense debt																																		8,022
Debt related commitement fees and debt issuance costs																																		3,261
Alco August Promissory Note [Member] | Alco [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Equity percentage owned percentage																										10.00%
Alco September Promissory Note [Member] | Alco Share Transfer Agreements [Member] | Seven Gc Co Holdings Inc [Member]
Debt Instrument [Line Items]
Conversion price																							$ 10.00
Debt conversion, converted instrument, shares issued																							150,000
Alco September Promissory Note [Member] | Conversion and Settlement [Member]
Debt Instrument [Line Items]
Loans payable current													$ 4,711,681
Issuance date													Sep. 19, 2024
Grant date fair value of warrants issued													$ 3,687,812
Alco September Promissory Note [Member] | Conversion and Settlement [Member] | Pre Funded Warrant [Member]
Debt Instrument [Line Items]
Grant date fair value of warrants issued													$ 4,080,194
Alco September Promissory Note [Member] | Maximum [Member] | Conversion and Settlement [Member]
Debt Instrument [Line Items]
Warrants issued													1,331,340
Alco September Promissory Note [Member] | Maximum [Member] | Conversion and Settlement [Member] | Pre Funded Warrant [Member]
Debt Instrument [Line Items]
Warrants issued													1,048,920
Alco September Promissory Note [Member] | Common Class A [Member] | Conversion and Settlement [Member]
Debt Instrument [Line Items]
Share issued													282,420
Share issued, value													$ 1,098,614
Alco September Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Aggregate principal amount																										$ 1,500,000
Debt instrument, interest rate																										8.00%
Maturity date																									Sep. 30, 2024
Interest expense																																		283,188
Interest expense debt																																		92,822
Debt related commitement fees and debt issuance costs																																		190,366
Alco November Promissory Note [Member] | Alco Share Transfer Agreements [Member] | Seven Gc Co Holdings Inc [Member]
Debt Instrument [Line Items]
Debt conversion, description																																	for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 150,000, 75,000, and 600,000, respectively. Pursuant to the Alco Share Transfer Agreements, the shares are subject to an 180-day lock-up period upon issuance of the shares.
Conversion price																							$ 10.00
Debt conversion, converted instrument, shares issued																							75,000
Alco November Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																								8.00%
Maturity date																								Apr. 13, 2024
Interest expense																																		321,189
Interest expense debt																																		43,891
Debt related commitement fees and debt issuance costs																																		277,298
Alco November Promissory Note [Member] | Alco [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount																								$ 750,000
Alco December Promissory Note [Member] | Alco Share Transfer Agreements [Member] | Seven Gc Co Holdings Inc [Member]
Debt Instrument [Line Items]
Conversion price																							$ 10.00
Debt conversion, converted instrument, shares issued																							600,000
Alco December Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																							8.00%
Maturity date																							Dec. 31, 2024
Interest expense																																		936,941
Interest expense debt																																		117,040
Debt related commitement fees and debt issuance costs																																		819,901
Alco December Promissory Note [Member] | Alco [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount																							$ 2,000,000
Alco April 2025 Amendment [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, end																		May 31, 2024
Alco April 2025 Amendment [Member] | Alco [Member]
Debt Instrument [Line Items]
Common stock for cash with net proceeds																		$ 4,000,000
Seven GC Promissory Notes [Member]
Debt Instrument [Line Items]
Loans payable current																				$ 2,540,091
Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 2,400,000			$ 262,500
Debt instrument, interest rate														44.00%
Maturity date														Mar. 03, 2025
Commitment fee expense											120,000			$ 12,500
Proceeds from debt											$ 1,782,438			$ 250,000
Subordinated Secured Promissory Note [Member] | March Agile Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount																																$ 4,000,000
Debt instrument, interest rate							44.00%
Maturity date																																Nov. 12, 2025
Remaining principal and accrued and unpaid interest																														$ 1,495,375
Outstanding principal balance																														$ 2,123,432
Loss on debt extinguishment	$ 632,837
Proceeds from debt																																$ 2,044,105
August 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount															$ 184,000
Debt instrument, interest rate															12.00%
Maturity date															Jun. 15, 2025
Proceeds from debt															$ 152,000
Original issue discount															24,000
Debt instrument unamortized debt issuance costs incurred during the period															8,000
August 1800 Diagonal Note [Member] | Additional Tranche [Member]
Debt Instrument [Line Items]
Aggregate principal amount															$ 750,000
September 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 151,800							$ 124,200
Debt instrument, interest rate					14.00%							12.00%
Maturity date					Jun. 15, 2026							Jul. 30, 2025
Proceeds from debt					$ 125,000							$ 100,000
Original issue discount					19,800							16,200
Debt instrument unamortized debt issuance costs incurred during the period					$ 7,000							$ 8,000
September 1800 Diagonal Note [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Conversion of stock shares converted						7,034
May1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 163,300
Debt instrument, interest rate									12.00%
Maturity date									Feb. 15, 2026
Proceeds from debt									$ 135,000
Original issue discount									21,300
Debt instrument unamortized debt issuance costs incurred during the period									$ 7,000
July 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 295,550
Debt instrument, interest rate						12.00%
Maturity date						May 30, 2026
Proceeds from debt						$ 250,000
Original issue discount						38,550
Debt instrument unamortized debt issuance costs incurred during the period						$ 7,000
November 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 238,050
Debt instrument, interest rate		14.00%
Maturity date		Jul. 30, 2026
Proceeds from debt		$ 200,000
Original issue discount		31,050
Debt instrument unamortized debt issuance costs incurred during the period		$ 7,000
1800 Diagonal Notes [Member]
Debt Instrument [Line Items]
Interest expense																																	$ 306,696	$ 100,095
Percentage of common stock shares convertible																																	4.99%
Debt instrument, convertible terms																																	The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Private Placement Offering 3 LLP [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 11,000,000
Debt instrument, interest rate							10.00%
Interest expense																																	$ 1,193,231
Repayments of convertible debt																												$ 183,333
Debt instrument, interest rate							10.00%
Debt instrument, maturity term							12 months
Percentage of premium buyer require to redeem, event of default																												15.00%
Private Placement Offering 3 LLP [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Minimum percentage of outstanding common Stock, buyer hold							4.99%
Maximum percentage of outstanding common Stock, buyer hold							9.99%